Commitments, liabilities and contingencies	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Commitments, liabilities and contingencies
50	Commitments, liabilities and contingencies (to the extent not provided for)

(i)	Contingent liabilities

Description	As at 31 March 2021	As at 31 March 2020
Contingent liabilities on account of liquidated damages for delay in project commissioning. The management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects and from purchase consideration pending to be paid as per the contract clauses, accordingly no amount is provided in consolidated financial statements as at 31 March 2021 and 2020.	917	954
VAT, GST, service tax, entry tax matters #	91	5
Income tax disallowances / demands under litigation #@	40	23

#
The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

@
There is an additional disallowance/addition to returned income for INR 440 of the Parent under section 37 of the Income Tax Act, 1961 for share based payment expenses. The management believes that any unfavourable judgement will not have any impact as this will be eligible for set off against unabsorbed losses / depreciation. Accordingly, no amount has been provided in consolidated financial statements as at 31 March 2021 and 2020. Also, since no deferred tax asset has been created on unabsorbed losses and depreciation, therefore, there will be no impact on the consolidated statement of profit or loss in case of unfavourable outcome.

(ii)	Commitments
Estimated amount of contracts remaining to be executed on capital account and not provided for
As at 31 March 2021, the Group has capital commitment (net of advances) pertaining to commissioning of wind and solar energy projects of INR 55,483 (31 March 2020: INR 11,955).
Guarantees
The Group has obtained guarantees from financial institutions as a part of the bidding process for establishing renewable projects. Further, the Group issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of renewable power projects plants as required by the PPA and such outstanding guarantees are INR 13,218 as at 31 March 2021 (31 March 2020: INR 15,046).
The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices
.